361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	BASIC MATERIALS — 7.3%
104,806	Acerinox S.A.	$1,401,019
172,000	Canfor Corp.*	3,321,161
173,159	Covestro A.G.[1]	11,155,014
175,737	Dow, Inc.[2]	10,923,812
211,817	International Paper Co.[2]	12,234,550
120,616	Johnson Matthey PLC	4,985,746
91,100	West Fraser Timber Co., Ltd.	6,534,577
		50,555,879
	COMMUNICATIONS — 8.8%
5,053	Alphabet, Inc. - Class A*[2]	13,615,460
4,968	Alphabet, Inc. - Class C*[2]	13,435,559
1,543	Amazon.com, Inc.*[2]	5,134,471
54,471	Cambium Networks Corp.*[2,3]	2,399,448
448,800	CyberAgent, Inc.	8,077,703
132,683	Fox Corp. - Class A2	4,731,476
114,866	Fox Corp. - Class B2	3,818,146
261,772	News Corp.[2]	6,447,444
6,736,575	Telecom Italia S.p.A./Milano	3,140,538
183,930	Vodafone Group PLC	295,761
		61,096,006
	CONSUMER, CYCLICAL — 16.4%
12,200	Cosmos Pharmaceutical Corp.	2,070,981
28,526	Costco Wholesale Corp.[2]	12,258,193
14,347	Domino's Pizza, Inc.[2]	7,539,205
113,138	DR Horton, Inc.[2]	10,796,759
136,013	Ethan Allen Interiors, Inc.[2]	3,233,029
331,200	Iida Group Holdings Co., Ltd.	7,992,094
1,777	Johnson Outdoors, Inc. - Class A2	210,344
36,214	Kindred Group PLC	592,770
85,230	La Francaise des Jeux SAEM[1]	4,556,509
102,029	Lennar Corp. - Class A2	10,728,349
707,100	Marubeni Corp.	6,018,420
181,300	McDonald's Holdings Co. Japan Ltd.	8,170,443
84,579	NIKE, Inc. - Class B2	14,167,828
31	NVR, Inc.*	161,901
115,000	Ryohin Keikaku Co., Ltd.	2,332,912
43,960	Target Corp.[2]	11,475,758
2,431,200	Yamada Holdings Co., Ltd.	11,486,090
		113,791,585
	CONSUMER, NON-CYCLICAL — 21.0%
65,003	Adecco Group A.G.	3,892,567

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
3,509	Adyen N.V.*[1]	$9,509,488
18,843	AMERCO[2]	11,078,930
126,133	Avid Bioservices, Inc.*[2]	3,235,311
3,018	Barry Callebaut A.G.	7,649,109
45,722	Blueprint Medicines Corp.*[2]	4,017,592
5,994	Boston Beer Co., Inc. - Class A*[2]	4,255,740
167,964	Bunge Ltd.[2,3]	13,039,045
326,483	Carrefour S.A.	6,064,141
176,408	Colgate-Palmolive Co.[2]	14,024,436
65,595	Darling Ingredients, Inc.*[2]	4,530,647
33,174	DiaSorin S.p.A.	6,732,760
2,439	Draegerwerk A.G. & Co. KGaA	224,226
35,156	Eagle Pharmaceuticals, Inc.*[2]	1,634,754
85,500	Empire Co., Ltd. - Class A	2,807,739
34,628	HelloFresh S.E.*	3,245,983
15,680	Ingles Markets, Inc. - Class A2	937,037
92,443	Kesko Oyj - B Shares	3,962,252
82,665	Kroger Co.[2]	3,364,465
147,700	Loblaw Cos. Ltd.	9,991,888
7,190	Medifast, Inc.[2]	2,052,817
40,600	Metro, Inc.	2,105,498
3,265	Monster Beverage Corp.*[2]	307,955
124,971	Organogenesis Holdings, Inc.*[2]	1,917,055
137,500	Pharma Foods International Co., Ltd.	3,652,862
403,140	Pharming Group N.V.*	459,044
49,340	Randstad N.V.	3,579,620
18,282	Thermo Fisher Scientific, Inc.[2]	9,872,463
25,415	Vertex Pharmaceuticals, Inc.*[2]	5,123,156
949,800	Wilmar International Ltd.	3,041,673
		146,310,253
	DIVERSIFIED — 0.4%
81,409	Industrivarden A.B. - C Shares	3,116,334
	ENERGY — 1.1%
90,535	DCC PLC	7,580,148
	FINANCIAL — 11.2%
582,474	AGNC Investment Corp. - REIT[2]	9,243,862
589,400	Bank of East Asia Ltd.	971,108
80,549	Berkshire Hathaway, Inc. - Class B*[2]	22,415,981
61,200	Canadian Apartment Properties REIT - REIT	3,058,528
12,481	Erie Indemnity Co. - Class A2	2,307,612

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
4,500	Fairfax Financial Holdings Ltd.	$1,895,584
20,600	FirstService Corp.	3,836,990
9,640	Futu Holdings Ltd. - ADR*[2]	987,714
30,242	Industrivarden A.B. - A Shares	1,206,652
50,900	Intact Financial Corp.	6,935,717
1,905,090	Medibank Pvt Ltd.	4,646,200
123,663	Mizrahi Tefahot Bank Ltd.*	3,747,683
1,121,148	Quilter PLC[1]	2,499,284
183,800	Singapore Exchange Ltd.	1,608,189
365,117	Weyerhaeuser Co. - REIT[2]	12,315,397
		77,676,501
	INDUSTRIAL — 24.2%
102,498	Arrow Electronics, Inc.*[2]	12,153,188
2,401,686	Aurizon Holdings Ltd.	6,815,557
93,243	Boise Cascade Co.[2]	4,769,379
117,592	C.H. Robinson Worldwide, Inc.[2]	10,485,679
138,921	Carrier Global Corp.[2]	7,675,385
62,480	Cummins, Inc.[2]	14,501,608
38,091	Deere & Co.[2]	13,773,325
217,186	Epiroc A.B. - Class A	5,059,268
124,532	Epiroc A.B. - Class B	2,502,031
116,541	Expeditors International of Washington, Inc.[2]	14,946,383
21,981	Generac Holdings, Inc.*[2]	9,217,952
77,135	J.B. Hunt Transport Services, Inc.[2]	12,993,391
187,746	Knight-Swift Transportation Holdings, Inc.[2]	9,329,099
42,816	Knorr-Bremse A.G.	4,848,427
3,055	Kone Oyj - Class B	253,033
18,100	Nippon Express Co., Ltd.	1,322,201
127,000	Nippon Sheet Glass Co., Ltd.*	699,385
46,104	Old Dominion Freight Line, Inc.[2]	12,408,891
441,034	Royal Mail PLC	3,090,181
21,050	Schindler Holding A.G. - Participation Certificate	6,814,261
25,469	Sturm Ruger & Co., Inc.[2]	1,893,875
261,100	Venture Corp. Ltd.	3,662,279
197,800	Wacom Co., Ltd.	1,146,119
2,192,000	Xinyi Glass Holdings Ltd.	8,192,244
		168,553,141
	TECHNOLOGY — 8.4%
471	Accenture PLC - Class A2,3	149,627
62,630	Apple, Inc.[2]	9,135,212
4,634	Atos S.E.	221,609

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
119,995	Bentley Systems, Inc. - Class B2	$7,296,896
49,898	Bytes Technology Group PLC*	334,595
187,490	Cerner Corp.[2]	15,072,321
8,819	Concentrix Corp.*[2]	1,443,935
4,000	Constellation Software, Inc.	6,407,278
323,070	HP, Inc.[2]	9,327,031
16,088	Logitech International S.A.	1,767,483
15,534	Microsoft Corp.[2]	4,425,792
7,901	Zoom Video Communications, Inc. - Class A*[2]	2,987,368
		58,569,147
	TOTAL COMMON STOCKS
	(Cost $655,214,110)	687,248,994

Principal Amount
	SHORT-TERM INVESTMENTS — 17.8%
$123,918,830	UMB Money Market Fiduciary, 0.01%[4]	123,918,830
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $123,918,830)	123,918,830

TOTAL INVESTMENTS — 116.6%
(Cost $779,132,940)	811,167,824
Liabilities in Excess of Other Assets — (16.6)%	(115,264,100)
TOTAL NET ASSETS — 100.0%	$695,903,724

Number of Shares
	SECURITIES SOLD SHORT — (27.6)%
	COMMON STOCKS — (27.6)%
	BASIC MATERIALS — (1.3)%
(1,678,999)	Bellevue Gold Ltd.*	(1,217,203)
(144,300)	Cameco Corp.	(2,566,541)
(224,300)	Ivanhoe Mines Ltd. - Class A*	(1,664,811)
(308,300)	Nippon Paint Holdings Co. Ltd.	(3,935,199)
		(9,383,754)
	COMMUNICATIONS — (2.7)%
(55,594)	Delivery Hero S.E.*[1]	(8,310,822)
(38,900)	Open Door, Inc.*	(700,394)
(217,240)	RealReal, Inc.*	(3,586,632)
(1,298,800)	Z Holdings Corp.	(6,500,732)
		(19,098,580)
	CONSUMER, CYCLICAL — (5.8)%
(86,600)	Air Canada*	(1,733,944)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(47,158)	Carnival Corp.*[3]	$(1,020,971)
(27,596)	Carvana Co.*	(9,315,306)
(133,513)	DraftKings, Inc. - Class A*	(6,475,380)
(56,272)	Live Nation Entertainment, Inc.*	(4,439,298)
(173,136)	Nikola Corp.*	(2,055,124)
(60,340)	Planet Fitness, Inc. - Class A*	(4,539,378)
(16,617)	Royal Caribbean Cruises Ltd.*[3]	(1,277,349)
(4,880)	Tesla, Inc.*	(3,353,536)
(50,309)	Virgin Galactic Holdings, Inc.*	(1,508,767)
(174,454)	Workhorse Group, Inc.*	(2,013,199)
(24,608)	Wynn Resorts Ltd.*	(2,419,705)
		(40,151,957)
	CONSUMER, NON-CYCLICAL — (6.6)%
(38,794)	Allovir, Inc.*	(742,517)
(103,375)	Applied Therapeutics, Inc.*	(1,779,084)
(17,800)	Argenx S.E.*	(5,435,647)
(73,372)	Avidity Biosciences, Inc.*	(1,416,813)
(23,182)	Axsome Therapeutics, Inc.*	(1,126,414)
(62,997)	Black Diamond Therapeutics, Inc.*	(602,251)
(274,800)	Canopy Growth Corp.*	(5,204,813)
(23,430)	Cortexyme, Inc.*	(1,324,029)
(11,600)	Cronos Group, Inc.*	(85,633)
(59,807)	Exact Sciences Corp.*	(6,449,587)
(11,935)	IGM Biosciences, Inc.*	(811,699)
(191,683)	Mersana Therapeutics, Inc.*	(2,108,513)
(5,928)	Oak Street Health, Inc.*	(373,701)
(33,041)	Ocado Group PLC*	(851,414)
(257,097)	Provention Bio, Inc.*	(1,560,579)
(110,680)	Quotient Ltd.*[3]	(377,419)
(53,542)	RAPT Therapeutics, Inc.*	(1,642,133)
(31,839)	Rhythm Pharmaceuticals, Inc.*	(550,496)
(57,233)	TCR2 Therapeutics, Inc.*	(711,979)
(49,121)	Vaxcyte, Inc.*	(1,064,943)
(708,179)	Viatris, Inc.	(9,964,079)
(231,267)	Viking Therapeutics, Inc.*	(1,422,292)
		(45,606,035)
	ENERGY — (6.3)%
(419,400)	Ballard Power Systems, Inc.*	(6,790,542)
(408,141)	Gevo, Inc.*	(2,485,579)
(720,367)	ITM Power PLC*	(4,102,807)

361 Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(298,400)	Keyera Corp.	$(7,988,586)
(160,472)	Northern Oil and Gas, Inc.	(2,771,351)
(201,800)	Pembina Pipeline Corp.	(6,670,593)
(214,507)	Plug Power, Inc.*	(5,851,751)
(139,017)	Sunrun, Inc.*	(7,363,731)
		(44,024,940)
	FINANCIAL — (1.1)%
(67,959)	Afterpay Ltd.*	(4,830,600)
(33,077)	Lemonade, Inc.*	(2,879,683)
		(7,710,283)
	INDUSTRIAL — (1.7)%
(9,545)	Boeing Co.*	(2,161,752)
(80,200)	Keisei Electric Railway Co., Ltd.	(2,388,563)
(16,787)	MTU Aero Engines A.G.	(4,199,020)
(21,160)	Safran S.A.	(2,769,277)
		(11,518,612)
	TECHNOLOGY — (2.1)%
(100,757)	Ceridian HCM Holding, Inc.*	(9,914,489)
(23,200)	Lightspeed POS, Inc.*	(1,986,579)
(1,762)	MongoDB, Inc. - Class A*	(632,417)
(4,833)	Twilio, Inc. - Class A*	(1,805,560)
		(14,339,045)
	TOTAL COMMON STOCKS
	(Proceeds $200,191,612)	(191,833,206)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $200,191,612)	$(191,833,206)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $36,031,117, which represents 5.18% of total net assets of the Fund.
[2]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $428,873,081, which represents 61.63% of total net assets of the Fund.
[3]Foreign security denominated in U.S. Dollars.
[4]The rate is the annualized seven-day yield at period end.